RULE 497 DOCUMENT

The interactive data file included as an exhibit to this filing relates to the prospectus of The Lazard Funds, Inc. that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 26, 2012 (Accession No. 0000899681-12-000169), which is incorporated herein by reference.